Other non-operating (expenses) income (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other Income and Expenses [Abstract]
Change in fair value of an equity security (Note 9)		¥ (44,019)	$ (6,031)	¥ (22,451)	¥ (16,843)
Gains on sale of an equity security (Note 9)		0	0	0	59,728
Gains on deconsolidation of a subsidiary (Note 9)	¥ 71,974	0	0	0	71,974
Gain due to change in fair value RMB		(3,431)	(470)	11,719	(3,245)
Government grants		20,168		11,844	59,393
Foreign currency exchange (losses)/gains		(7,613)		(10,637)	(18,216)
Total other non-operating income (expenses)		¥ (34,895)	$ (4,781)	¥ (9,525)	¥ 152,791